Property and Equipment - Schedule of Property and Equipment (Details) (10-K) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Property and equipment, at cost		$ 210,549	$ 199,501
Less: accumulated depreciation		(199,501)	(199,501)
Property and equipment, net	$ 10,678	11,048
Computer Equipment [Member]
Property and equipment, at cost		11,048
Research Equipment [Member]
Property and equipment, at cost		48,383	48,383
Office and Marketing [Member]
Property and equipment, at cost		$ 151,118	$ 151,118